Summary of Significant Accounting Policies (Details 4) - USD ($)	Dec. 31, 2015	Jun. 30, 2015	Jun. 30, 2014
Schedule Of Estimated Future Amortization Expense [Line Items]
Patents, net	$ 593,382	$ 628,776	$ 699,563
Patents [Member]
Schedule Of Estimated Future Amortization Expense [Line Items]
2016		71,000
2017		71,000
2018		71,000
2019		71,000
2020		71,000
Thereafter		274,000
Patents, net	$ 593,000	$ 629,000	$ 700,000